Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Cost and Accumulated Amortization of Intangible Assets	Information regarding the cost and activities of intangible assets is as follows:

Cost	Licenses $
Balance as of January 1, 2024	906
Write-off	(80)
Deconsolidation of subsidiary	(225)
Balance as of December 31, 2024	601
Balance as of December 31, 2025	601